Stock Based Compensation (Tables)	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Stock Options

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding May 1, 2009	747,850	$4.10
Granted	413,200	1.40
Forfeited	(91,250)	(4.90)
Outstanding, April 30, 2010	1,069,800	3.00
Granted	1,302,000	0.50
Expired	(213,500)	(4.90)
Forfeited	(304,000)	(2.50)
Cancelled	(450,000)	(2.80)
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52

Fair Value of Options Granted Weighted Average Assumption

The fair value of options granted was determined using the Binomial pricing model with the weighted average following assumptions:

	2012	2011	2010
Fair value per option	$0.34	$0.27	$1.58
Expected volatility	130%	130%	214%
Risk-free rate	0.81%	1.41%	2.57%
Forfeiture rate	0%	15%	10%
Dividend rate	0%	0%	0%
Expected life	4.0 years	3.4 years	3 years

Summary of Options Outstanding and Exercisable

The following table summarizes information about the options outstanding and exercisable at April 30, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.96 years	$0.50	650,833	$0.50
$1.50	17,500	0.58 years	$1.50	13,125	$1.50
	775,000	1.90 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Summary of Warrants Outstanding and Exercisable

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding, May 1, 2010	-	$-	-
Granted	480,000	0.50	2.9 years
Outstanding and exercisable, April 30, 2011	480,000	0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	$0.50	1.9 years
Aggregate Intrinsic Value	$-	-	-